Quarterly Holdings Report
for
Fidelity® Value Factor ETF
October 31, 2025
T23-NPRT1-1225
1.9880059.109
Common Stocks - 99.8%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	34,001	2,312,068
UNITED STATES - 99.6%
Communication Services - 9.4%
Diversified Telecommunication Services - 1.0%
AT&T Inc	216,802	5,365,850
Verizon Communications Inc	132,279	5,256,767
		10,622,617
Entertainment - 0.5%
Walt Disney Co/The	52,285	5,888,337
Interactive Media & Services - 7.3%
Alphabet Inc Class A	191,576	53,869,255
Meta Platforms Inc Class A	40,043	25,961,879
		79,831,134
Media - 0.6%
Charter Communications Inc Class A (b)	11,308	2,644,263
Comcast Corp Class A	141,484	3,938,207
		6,582,470
TOTAL COMMUNICATION SERVICES		102,924,558

Consumer Discretionary - 10.6%
Automobiles - 3.3%
Ford Motor Co	355,195	4,663,710
General Motors Co	76,265	5,269,149
Tesla Inc (b)	57,711	26,348,534
		36,281,393
Broadline Retail - 3.9%
Amazon.com Inc (b)	173,241	42,308,918
Diversified Consumer Services - 0.3%
H&R Block Inc	61,200	3,044,088
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings Inc	1,133	5,753,079
Expedia Group Inc Class A	19,824	4,361,280
McDonald's Corp	22,745	6,787,791
Royal Caribbean Cruises Ltd	14,293	4,099,661
		21,001,811
Specialty Retail - 1.2%
Gap Inc/The (c)	168,284	3,845,289
Home Depot Inc/The	25,498	9,678,786
		13,524,075
TOTAL CONSUMER DISCRETIONARY		116,160,285

Consumer Staples - 4.4%
Beverages - 0.6%
PepsiCo Inc	43,986	6,425,915
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	156,314	2,765,194
Costco Wholesale Corp	10,549	9,614,886
Kroger Co/The	51,324	3,265,746
Target Corp	36,266	3,362,584
		19,008,410
Food Products - 0.2%
Cal-Maine Foods Inc	26,584	2,334,075
Household Products - 1.5%
Colgate-Palmolive Co	47,946	3,694,239
Kimberly-Clark Corp	28,653	3,430,050
Procter & Gamble Co/The	58,688	8,824,915
		15,949,204
Tobacco - 0.4%
Altria Group Inc	74,828	4,218,803
TOTAL CONSUMER STAPLES		47,936,407

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
APA Corp	103,452	2,343,188
Chevron Corp	44,767	7,060,652
ConocoPhillips	41,011	3,644,237
Coterra Energy Inc	89,890	2,126,797
EOG Resources Inc	24,866	2,631,817
Exxon Mobil Corp	89,601	10,246,771
Ovintiv Inc	49,995	1,875,312
		29,928,774
Financials - 13.5%
Banks - 2.0%
Bank of America Corp	236,402	12,635,687
Citigroup Inc	94,973	9,614,117
		22,249,804
Capital Markets - 1.0%
Goldman Sachs Group Inc/The	13,396	10,574,401
Consumer Finance - 2.9%
Ally Financial Inc	161,698	6,301,370
American Express Co	29,205	10,535,120
Capital One Financial Corp	38,444	8,457,296
Synchrony Financial	91,736	6,823,324
		32,117,110
Financial Services - 5.1%
Berkshire Hathaway Inc Class B (b)	43,564	20,803,553
Equitable Holdings Inc	120,876	5,971,274
Essent Group Ltd	107,869	6,533,625
MGIC Investment Corp	233,491	6,402,323
Visa Inc Class A	46,101	15,708,455
		55,419,230
Insurance - 1.9%
MetLife Inc	87,782	7,006,759
Prudential Financial Inc	63,360	6,589,440
Travelers Companies Inc/The	26,664	7,162,484
		20,758,683
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	302,570	6,405,406
TOTAL FINANCIALS		147,524,634

Health Care - 9.4%
Biotechnology - 1.8%
AbbVie Inc	57,536	12,545,149
Regeneron Pharmaceuticals Inc	11,354	7,400,537
		19,945,686
Health Care Providers & Services - 2.5%
Centene Corp (b)	209,287	7,402,481
Elevance Health Inc	22,315	7,078,318
UnitedHealth Group Inc	36,303	12,399,653
		26,880,452
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co	155,290	7,154,210
Eli Lilly & Co	20,361	17,568,693
Johnson & Johnson	72,425	13,678,910
Merck & Co Inc	109,447	9,410,253
Pfizer Inc	320,880	7,909,692
		55,721,758
TOTAL HEALTH CARE		102,547,896

Industrials - 9.4%
Aerospace & Defense - 3.2%
GE Aerospace	32,231	9,957,767
General Dynamics Corp	16,624	5,733,618
Lockheed Martin Corp	12,678	6,236,055
RTX Corp	47,027	8,394,320
Textron Inc	52,613	4,251,657
		34,573,417
Air Freight & Logistics - 1.0%
FedEx Corp	20,970	5,322,605
United Parcel Service Inc Class B	57,126	5,508,089
		10,830,694
Building Products - 0.3%
Owens Corning (c)	29,082	3,702,429
Industrial Conglomerates - 0.5%
Honeywell International Inc	28,189	5,675,291
Machinery - 2.3%
Caterpillar Inc	16,744	9,665,641
Cummins Inc	12,815	5,608,869
Deere & Co	11,614	5,361,371
PACCAR Inc	47,895	4,712,868
		25,348,749
Passenger Airlines - 0.9%
Delta Air Lines 1991 Series J Pass Through Trust	83,469	4,789,451
United Airlines Holdings Inc (b)	49,164	4,623,383
		9,412,834
Professional Services - 1.2%
Automatic Data Processing Inc	19,308	5,025,873
Genpact Ltd	90,216	3,441,740
Leidos Holdings Inc	26,317	5,012,599
		13,480,212
TOTAL INDUSTRIALS		103,023,626

Information Technology - 34.0%
Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics Inc (b)	73,970	8,251,354
Avnet Inc (c)	161,572	7,828,162
		16,079,516
IT Services - 1.8%
Accenture PLC Class A	42,315	10,582,982
Cognizant Technology Solutions Corp Class A	126,483	9,218,081
		19,801,063
Semiconductors & Semiconductor Equipment - 12.7%
Micron Technology Inc	96,560	21,607,231
NVIDIA Corp	459,516	93,047,395
QUALCOMM Inc	76,303	13,803,213
Skyworks Solutions Inc	126,240	9,811,373
		138,269,212
Software - 9.8%
Adobe Inc (b)	30,904	10,516,940
Microsoft Corp	141,411	73,224,030
Salesforce Inc	49,025	12,766,600
Zoom Communications Inc Class A (b)	118,938	10,374,962
		106,882,532
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	293,078	79,239,499
HP Inc	357,805	9,900,464
		89,139,963
TOTAL INFORMATION TECHNOLOGY		370,172,286

Materials - 1.9%
Chemicals - 0.8%
CF Industries Holdings Inc	16,075	1,338,887
Linde PLC	10,640	4,450,712
LyondellBasell Industries NV Class A1	25,715	1,193,690
Mosaic Co/The	39,742	1,090,918
Solstice Advanced Materials Inc	7,047	317,608
		8,391,815
Construction Materials - 0.3%
CRH PLC	24,375	2,903,063
Metals & Mining - 0.8%
Alcoa Corp	45,685	1,680,751
Freeport-McMoRan Inc	55,026	2,294,584
Newmont Corp	38,736	3,136,454
Nucor Corp	12,551	1,883,278
		8,995,067
TOTAL MATERIALS		20,289,945

Real Estate - 2.0%
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc	21,197	1,234,088
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	102,135	1,636,202
Industrial REITs - 0.3%
Prologis Inc	28,975	3,595,508
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	14,085	2,146,977
Jones Lang LaSalle Inc (b)	6,058	1,848,235
		3,995,212
Residential REITs - 0.2%
AvalonBay Communities Inc	10,031	1,744,592
Retail REITs - 0.4%
Realty Income Corp	40,577	2,352,654
Simon Property Group Inc	13,853	2,434,804
		4,787,458
Specialized REITs - 0.5%
Extra Space Storage Inc	14,161	1,891,060
Gaming and Leisure Properties Inc	35,826	1,599,989
VICI Properties Inc	61,447	1,842,796
		5,333,845
TOTAL REAL ESTATE		22,326,905

Utilities - 2.3%
Electric Utilities - 2.0%
American Electric Power Co Inc	23,445	2,819,496
Duke Energy Corp	26,534	3,298,176
Edison International	37,806	2,093,696
Exelon Corp	53,364	2,461,148
NextEra Energy Inc	57,721	4,698,489
PG&E Corp	153,511	2,450,036
Southern Co/The	35,822	3,368,701
		21,189,742
Gas Utilities - 0.1%
UGI Corp	48,725	1,628,877
Multi-Utilities - 0.2%
Consolidated Edison Inc	21,849	2,128,311
TOTAL UTILITIES		24,946,930

TOTAL UNITED STATES		1,087,782,246
TOTAL COMMON STOCKS (Cost $912,647,205)		1,090,094,314

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $126,826)	4.15	127,000	126,864

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	2,321,557	2,322,021
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	4,593,791	4,594,250
TOTAL MONEY MARKET FUNDS (Cost $6,916,271)			6,916,271

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $919,690,302)	1,097,137,449
NET OTHER ASSETS (LIABILITIES) - (0.4)% (d)	(3,849,131)
NET ASSETS - 100.0%	1,093,288,318

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	85	12/19/2025	2,921,450	81,257	81,257

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $56,078 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $126,864.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,544,391.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,532,545	15,113,869	14,324,396	15,278	3	-	2,322,021	2,321,557	0.0%
Fidelity Securities Lending Cash Central Fund	10,201,750	32,930,127	38,537,627	417,430	-	-	4,594,250	4,593,791	0.0%
Total	11,734,295	48,043,996	52,862,023	432,708	3	-	6,916,271

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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